Basis of Financial Statements (Policies)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation
The accompanying Condensed Consolidated Financial Statements are prepared in accordance with generally accepted accounting principles in the United States ("GAAP") and the instructions to Form 10-Q and Article 10 of Regulation S-X and include the historical accounts as well as wholly-owned and majority-owned subsidiaries of the Company. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments made were of a normal, recurring nature. This report should be read in conjunction with our Annual Report on Form 10-K (our "Annual Report") for the year ended December 31, 2018.
Following the split-off of the former portfolio company investments by Fidelity National Financial, Inc. ("FNF"), and subsequent contribution to us (the "FNF Split-Off"), the Company is allocated certain corporate overhead and management services expenses from FNF based on the terms of the Corporate Services Agreement ("CSA"), dated as of November 17, 2017, by and between the Company and FNF and our proportionate share of the expense determined on actual usage and our best estimate of management's allocation of time. Both FNF and Cannae believe such allocations are reasonable; however, they may not be indicative of the actual results of operations or cash flows of the Company had the Company been operating as an independent, publicly traded company for the periods presented or the amounts that will be incurred by the Company in the future. FNF is considered a related party to the Company.
All intercompany profits, transactions and balances have been eliminated. Our investments in non-majority-owned partnerships and affiliates are accounted for using the equity method until such time that they may become wholly or majority-owned. Earnings attributable to noncontrolling interests are recorded on the Condensed Consolidated Statements of Operations relating to majority-owned subsidiaries with the appropriate noncontrolling interest that represents the portion of equity not related to our ownership interest recorded on the Condensed Consolidated Balance Sheets in each period.

Earnings Per Share
Earnings Per Share
Basic earnings per share, as presented on the Condensed Consolidated Statement of Operations, is computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period.
In periods when earnings are positive, diluted earnings per share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding plus the impact of assumed conversions of potentially dilutive securities. For periods when we recognize a net loss, diluted earnings per share is equal to basic earnings per share as the impact of assumed conversions of potentially dilutive securities is considered to be antidilutive. We have granted certain shares of restricted stock which have been treated as common share equivalents for purposes of calculating diluted earnings per share for periods in which positive earnings have been reported.
Instruments which provide the ability to purchase shares of our common stock that are antidilutive are excluded from the computation of diluted earnings per share.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the FASB issued Accounting Standards Update ("ASU") No. 2016-02 Leases (Topic 842). The amendments in this ASU introduce broad changes to the accounting and reporting for leases by lessees. The main provisions of the new standard include: clarifications to the definitions of a lease, components of leases, and criteria for determining lease classification; requiring virtually all leased assets, including operating leases and related liabilities, to be reflected on the lessee's balance sheet; and expanding and adding to the required disclosures for lessees. In July 2018, the FASB issued ASU 2018-11 Leases (Topic 842): Targeted Improvements which allows entities the option to adopt this standard by recording a cumulative-effect adjustment to opening equity, if necessary, and only include required disclosures for prior periods.
We adopted Topic 842 on January 1, 2019 using a modified retrospective approach prescribed by ASU 2018-11 and recorded an operating lease right-of-use asset (Lease assets) of $246.0 million and an operating lease liability for future discounted lease payment obligations (Lease liabilities) of $279.4 million at the date of adoption. The other material impacts of the adoption of Topic 842 also resulted in a decrease of $9.1 million and $42.3 million to our Other intangible assets, net and Accounts payable and accrued liabilities, respectively. We elected to apply the following package of practical expedients on a consistent basis permitting entities not to reassess: (i) whether any expired or existing contracts are or contain a lease; (ii) lease classification for any expired or existing leases and (iii) whether initial direct costs for any expired or existing leases qualify for capitalization under the amended guidance.
See Note B. Leases for further discussion of our leasing arrangements and related accounting.
In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments. The amendments in this ASU introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss ("CECL") model that is based on expected rather than incurred losses and amendments to the accounting for impairment of debt securities available for sale. This update is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. We are currently evaluating the effect this new guidance will have on our financial statements and related disclosures and have not yet concluded on its effects. We do not expect to early adopt the standard.

Revenue Recognition
Unbilled accounts receivable is recorded primarily for our T-System EV and RevCycle+ revenue related to software, licenses, license implementation (including upfront training) and other performance obligations which are recognized in revenue at a point-in-time upon satisfaction of performance obligations, but collected in cash ratably over the term of the underlying contract.
Deferred revenue is recorded primarily for restaurant gift card sales and certain T-System revenue. The unrecognized portion of such revenue is recorded as Deferred revenue in the Condensed Consolidated Balance Sheets.
Restaurant revenue consists of restaurant sales, bakery operations, and, to a lesser extent, franchise revenue and other revenue. Restaurant sales include food and beverage sales and gift card breakage, are net of applicable state and local sales taxes and discounts, and are recognized at a point in time as services are performed and goods are provided. Revenue from bakery operations is recognized at a point in time in the period during which the products are shipped and control transfers to the customer. Franchise revenue and other revenue consist of development fees and royalties on sales by franchised units. Initial franchise fees are recognized as income upon commencement of the franchise operation and completion of all material services and conditions by the Company. Royalties are calculated as a percentage of the franchisee sales and recognized in the period in which the sales are generated. Revenue resulting from the sale of gift cards is recognized in the period in which the gift card is redeemed and is recorded as deferred revenue until recognized.
T-System recognizes revenue when a customer obtains control of the promised goods or services. The amount of revenue recognized is determined by the consideration that T-System expects to be entitled to in exchange for the goods and services. T-System's contracts with customers typically do not include variable consideration such as right of return or refund or other form of incentives or considerations payable to customers.
T-System offers a software as a service solution with full-service coding ("RevCycle+") available, through contracts with customers to either provide access to its proprietary coding software platform or provide medical chart coding services. Billing for both services occurs monthly as services are provided. Billing for medical chart coding services is based on a monthly fee which may vary based on the volume of services provided. Revenue for RevCycle+, including implementation and upfront training of customer personnel, is recognized ratably over the term of the contract as services are consumed by the customer.
T-System sells an electronic version of the medical documentation system (“EV”), provided in the form of a non-exclusive license to use the software at the sites under the agreement when the software is made available to the customer. EV contracts with customers can include various combinations of products and services which are generally capable of being distinct and accounted for as separate performance obligations such as software licenses, implementation services, third party interface licenses or subscriptions, hardware, and maintenance (software updates and technical support services). T-System sells software licenses through recurring fixed-term or subscription fee arrangements and one-time perpetual license arrangements (perpetual licenses), and as software as a service solution (cloud solutions). EV term license and perpetual license contracts include performance obligations that are both satisfied at a point in time and over a period of time as goods and services are transferred. T-System also sells legacy medical documentation templates ("T-Sheets") to emergency care providers to be used for documentation of patient care. T-Sheets includes various optional recurring fixed-term or subscription licenses which are recognized over time after access to the template has been delivered to the customer. EV software as a service contracts typically include one stand ready performance obligation to provide subscription services which are satisfied over time. Judgment is required to determine whether the software license is considered distinct and accounted for separately, or not distinct and accounted for together with the cloud service and recognized over time. Judgment is required to determine the standalone selling price ("SSP") for each distinct performance obligation. In instances where SSP is not directly observable, such as when we do not sell the product or service separately, we determine the SSP using information that may include our pricing strategy and other observable inputs.
T-System typically bills its customers on a monthly or other frequent periodic basis in accordance with the underlying contracts with its customers. We have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to provide customers with simplified and predictable ways of purchasing our products and services, not to receive financing from our customers. Revenue is recognized net of any taxes collected from customers.
Other operating revenue consists of income generated by our resort operations which includes sales of real estate, lodging rentals, food and beverage sales, and other income from various resort services offered. Revenue is recognized upon closing of the sale of real estate or once goods and services have been provided and billed to the customer.